Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Incentive Shares and Stock Option Shares Activities

A summary of the incentive shares and stock options activities under the Company’s Share-based Plans in the year of 2017 and the year of 2018 is presented below:

	Number of incentive shares	Number of stock options	Weighted average grant-date fair value
		(US$)
Non-vested incentive shares and stock options as of December 31, 2016	1,976,300	1,860,437	2.8575
Granted	—	—	—
Vested	(455,166)	(386,317)	2.2052
Forfeited	(53,000)	(42,500)	3.4318
Non-vested incentive shares and stock options as of December 31, 2017	1,468,134	1,431,620	3.0279
Granted	—	210,000	3.0401
Vested	(619,234)	(463,942)	2.7252
Forfeited	(167,650)	(411,875)	3.9901
Non-vested incentive shares and stock options as of December 31, 2018	681,250	765,803	3.0453